AVAILABLE FOR SALE FINANCIAL ASSETS (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Securities issued by Telemar Norte Leste S.A. [Member] | Debt securities available for sale [Member]
Disclosure of available for sale financial assets [Line Items]
Impairment loss on available for sale financial assets	$ 71,708	$ 72,110